RESTATEMENT (Disclosure of statement of loss and comprehensive loss) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Impairment of exploration and evaluation assets	$ 0	$ 19,671,935
Total other items	557,492	(19,131,383)
Loss from discontinued operations		0
Net loss and comprehensive loss for the year	$ (14,414,266)	$ (31,694,048)
Basic and diluted net loss per share
Basic net loss per share, continuing operations		$ (0.34)
Diluted net loss per share, continuing operations		(0.34)
Basic net loss per share, discontinued operations		0
Diluted net loss per share, discontinued operations		0
Basic net loss per share	$ (0.14)	(0.34)
Diluted net loss per share	$ (0.14)	$ (0.34)
As Previously Reported [Member]
Impairment of exploration and evaluation assets		$ 0
Total other items		540,552
Loss from discontinued operations		26,671,935
Net loss and comprehensive loss for the year		$ (38,694,048)
Basic and diluted net loss per share
Basic net loss per share, continuing operations		$ (0.13)
Diluted net loss per share, continuing operations		(0.13)
Basic net loss per share, discontinued operations		(0.29)
Diluted net loss per share, discontinued operations		(0.29)
Basic net loss per share		(0.42)
Diluted net loss per share		$ (0.42)
Adjustments [Member]
Impairment of exploration and evaluation assets		$ 19,671,935
Total other items		(19,671,935)
Loss from discontinued operations		(26,671,935)
Net loss and comprehensive loss for the year		$ 7,000,000
Basic and diluted net loss per share
Basic net loss per share, continuing operations		$ (0.21)
Diluted net loss per share, continuing operations		(0.21)
Basic net loss per share, discontinued operations		0.29
Diluted net loss per share, discontinued operations		0.29
Basic net loss per share		0.08
Diluted net loss per share		$ 0.08